UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05594

Exact name of registrant as specified in charter:	Dryden Short Term Bond Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2006

Date of reporting period:	3/31/2006

Item 1. Schedule of Investments

DRYDEN SHORT-TERM BOND FUND, INC.

DRYDEN ULTRA SHORT BOND FUND

Schedule of Investments

as of March 31, 2006 (Unaudited)

Principal Amount (000)	Description	Moody’s Rating*	Interest Rate	Maturity Date	Value
	LONG-TERM INVESTMENTS 84.3%

	ASSET BACKED SECURITIES 7.6%
$900	American Express Credit Account Master Trust, Ser. 2004-4, Class C, 144A(d)(e)	Baa2	5.219	03/15/12	$904,360
354	American Express Credit Account Master Trust, Ser. 2004-C, Class C, 144A(d)	Baa2	5.249	02/15/12	354,737
26	Bear Stearns Asset Backed Securities, Inc., Series 2004-HE1, Class IA1(d)	Aaa	4.968	02/25/27	26,077
1,000	Countrywide Asset Backed, Ser. 2004-7, Class 2AV3 (d)(e)	Aaa	5.348	12/25/34	1,006,663
201	First Franklin Mortgage Loan Trust, Ser. 2003- FF5, Class A2(d)(e)	Aaa	5.22	03/25/34	200,547
1,000	GE Capital Credit Card Master Note Trust, Ser. 2004-2, Class C (d)(e)	Baa2	5.229	09/15/10	1,003,085
461	GE Corporate Aircraft Financing LLC, Ser. 2004-1, Class A1 (d)(e)	Aaa	4.908	08/25/11	460,660
745	Greenpoint Manufactured Housing, Ser. 2000-6, Class A2(d)	Aaa	5.084	09/22/23	743,520
222	Household Mortgage Loan Trust, Ser. 2003- HC2, Class M(d)	Aa2	5.376	06/20/33	222,357
500	MBNA Master Credit Card Trust, Ser. 2000- H, Class C (d), 144A	BBB(b)	5.948	01/15/13	517,338
460	Morgan Stanley ABS Capital I, Ser. 2004- NC7, Class A3 (d)(e)	Aaa	5.118	07/25/34	459,939
147	Navistar Financial Corp. Owner Trust, Ser. 2003-A, Class A3	Aaa	1.73	02/15/07	147,164
100	Residential Asset Mortgage Products, Inc., Ser. 2003-RS8, Class AIIB(d)	Aaa	5.158	09/25/33	99,642
620	Vanderbilt Mortgage Finance, Ser. 2002-B, Class A3	Aaa	4.70	10/07/18	612,941

	Total asset backed securities				6,759,030

	COLLATERALIZED MORTGAGE OBLIGATIONS 5.5%
1,460	Merrill Lynch Mortgage Investors, Inc., Ser. 2003-C, Class A1(d)	Aaa	5.148	06/25/28	1,463,679
1,604	Merrill Lynch Mortgage Investors, Inc., Ser. 2003-E, Class A1 (d)(e)	Aaa	5.128	10/25/28	1,606,015
907	Structured Asset Securities Corp., Ser. 2002- 1A, Class 2A1(d)	Aaa	5.480	02/25/32	904,516
959	Washington Mutual, Inc., Ser. 2003-AR6, Class A1(d)	Aaa	4.34	06/25/33	944,311

	Total collateralized mortgage obligations				4,918,521

	COMMERCIAL MORTGAGE BACKED SECURITIES 7.4%
1,540	Banc of America Commercial Mortgage, Inc., Ser. 2003-2, Class A1	AAA(b)	3.411	03/11/41	1,489,017
734	Bear Stearns Commercial Mortgage Securities, Inc., Ser. 2000-WF1, Class A1	AAA(b)	7.64	02/15/32	754,922
750	GS Mortgage Securities Corp. II, Ser. 1998- C1, Class B	AAA(b)	6.97	10/18/30	776,180
19,674	LB UBS Commercial Mortgage Trust, Ser. 2002- C2, Class XCP, IO(c)	Aaa	1.591	07/15/35	598,982
3,074	LB-UBS Commercial Mortgage Trust, Ser. 2003- C3, Class A1	Aaa	2.599	05/15/27	2,952,634

	Total commercial mortgage backed securities				6,571,735

	CORPORATE BONDS 46.1%
	Aerospace & Defense 1.1%
1,000	BAE Systems Holdings, Inc., 144A(d)	Baa2	5.149	08/15/08	1,001,144

	Airlines 1.7%
1,470	Southwest Airlines Co., Pass-thru Certs., Ser. 01- 1(a)	Aa2	5.496	11/01/06	1,472,218

	Automotive 1.6%
500	DaimlerChrysler North America Holding, Inc., M.T.N.(d)	A3	5.36	09/10/07	501,430
950	General Motors Acceptance Corp., Notes	Ba1	6.125	09/15/06	945,618

					1,447,048

	Auto 0.3%
230	Johnson Controls, Inc. (d)	Baa1	4.83	01/17/08	230,288

	Banking 2.0%
1,500	J.P. Morgan Chase & Co., Notes, M.T.N.(d)	Aa3	4.872	11/30/07	1,501,660
230	Popular North America, Inc., Notes	A3	5.20	12/12/07	228,688

					1,730,348

	Brokerage 0.5%
445	Bear Stearns Cos., Inc.	A1	2.875	07/02/08	422,269

	Building Materials & Construction 1.0%
900	Masco Corp., 144A(d)	Baa1	5.12	03/09/07	901,999

	Cable 0.6%
510	Cox Communications, Inc.(d)	Baa3	5.45	12/14/07	513,258

	Capital Goods 2.5%
970	Cooper Cameron Corp., Sr. Notes	Baa1	2.65	04/15/07	938,000
300	ERAC USA Finance Co., Gtd. Notes, 144A	Baa1	7.35	06/15/08	311,512
1,000	Waste Management, Inc., Notes	Baa3	7.00	10/15/06	1,008,710

					2,258,222

	Chemicals 1.7%
1,000	ICI Wilmington, Inc., Gtd. Notes	Baa3	4.375	12/01/08	964,135
500	Potash Corp. of Saskatchewan, Inc., Notes (Canada)	Baa1	7.125	06/15/07	509,300

					1,473,435

	Consumer 0.9%
800	Cendant Corp., Notes	Baa1	6.875	08/15/06	803,832

	Electric 4.7%
550	Dominion Resources, Inc., Notes	Baa2	3.66	11/15/06	544,290
300	Duke Capital LLC, Sr. Notes	Baa3	4.331	11/16/06	298,306
1,250	FirstEnergy Corp., Ser. A, Notes	Baa3	5.50	11/15/06	1,250,319
500	FPL Group Capital, Inc., Notes	A2	4.086	02/16/07	494,708
500	Pacific Gas & Electric Co., First Mtge.	Baa1	3.60	03/01/09	475,497
600	PacifiCorp., First Mtge.	A3	4.30	09/15/08	586,060
500	Public Service Co. of Colorado, Collateral Trust, Ser. 14	A3	4.375	10/01/08	489,288

					4,138,468

	Energy – Other 2.2%
690	Burlington Resources Finance Co., Gtd. Notes (Canada)	A3	5.60	12/01/06	691,258
1,240	Ocean Energy, Inc., Gtd. Notes	Baa3	4.375	10/01/07	1,222,631

					1,913,889

	Foods 6.2%
580	Cargill, Inc., 144A	A2	3.625	03/04/09	552,863
1,000	Diageo Capital PLC, Notes (United Kingdom)	A3	3.50	11/19/07	971,798
250	Fred Meyer, Inc.	Baa2	7.45	03/01/08	258,360
2,750	Kraft Foods, Inc., Notes	A3	4.625	11/01/06	2,740,149
500	Miller Brewing Co., 144A	Baa1	4.25	08/15/08	487,791
505	Tyson Foods, Inc., Sr. Notes	Baa3	7.25	10/01/06	509,367

					5,520,328

	Gaming 1.0%
850	Harrah’s Operating, Inc., Gtd. Notes	Baa3	7.125	06/01/07	864,399

	Health Care & Insurance 0.7%
400	Anthem, Inc., Notes	Baa1	3.50	09/01/07	388,974
270	Wellpoint, Inc., Notes	Baa1	4.25	12/15/09	259,271

					648,245

	Health Care & Pharmaceutical 0.9%
190	Hospira, Inc., Notes	Baa3	4.95	06/15/09	186,825
600	Quest Diagnostics, Inc., Gtd. Notes	Baa2	6.75	07/12/06	602,149

					788,974

	Lodging 1.5%
1,000	Carnival Corp., Gtd. Notes (Panama)	A3	3.75	11/15/07	974,708
330	P & O Princess, Notes (United Kingdom)	A3	7.30	06/01/07	336,439

					1,311,147

	Media & Entertainment 2.4%
420	Chancellor Media Corp.	Baa3	8.00	11/01/08	440,890
1,000	Clear Channel Communications, Inc., Sr. Notes	Baa3	6.00	11/01/06	1,002,416
703	Liberty Media Corp., Sr. Notes(d)	Ba1	6.41	09/17/06	705,875

					2,149,181

	Pipelines & Other 1.9%
560	Atmos Energy Corp.(d)	Baa3	4.975	10/15/07	560,500
300	Enterprise Products Operating LP, Sr. Notes	Baa3	4.00	10/15/07	293,491
320	Oneok, Inc., Sr. Unsecured Notes,	Baa2	5.51	02/16/08	319,508
500	Panhandle Eastern Pipe Line Co., Sr. Notes	Baa3	2.75	03/15/07	487,521

					1,661,020

	Railroads 3.1%
1,500	Canadian National Railway Co., Notes (Canada)(c)	A3	6.45	07/15/06	1,505,518
865	CSX Corp., Notes	Baa2	7.45	05/01/07	882,089
400	Union Pacific Corp., Notes	Baa2	5.75	10/15/07	402,189

					2,789,796

	Real Estate Investment Trust 2.0%
845	Archstone-Smith Trust, Notes	Baa1	5.00	08/15/07	840,420
250	IRT Property Co., Sr. Notes	Baa3	7.25	08/15/07	256,299
189	Mack-Cali Realty LP, Notes	Baa2	7.25	03/15/09	196,311
500	Shurgard Storage Centers, Inc., Notes	Baa3	7.625	04/25/07	505,101

					1,798,131

	Retail 0.8%
685	May Department Stores Co., Notes	Baa1	3.95	07/15/07	670,687

	Technology 0.3%
310	Motorola, Inc., Notes	Baa2	4.608	11/16/07	306,526

	Telecommunications 4.5%
305	Deutsche Telekom International Fin.	A3	8.00	06/15/10	332,156
250	Telecom Italia Capital (Luxembourg)	Baa2	4.00	11/15/08	240,894
1,215	Telus Corp., Notes (Canada)	Baa2	7.50	06/01/07	1,242,455
1,000	Verizon Global Funding Corp., Notes	A3	6.125	06/15/07	1,008,803
1,200	Verizon Wireless Capital LLC, Notes	A3	5.375	12/15/06	1,200,133

					4,024,441

	Total corporate bonds				40,839,293

	U.S. GOVERNMENT MORTGAGE BACKED SECURITIES 17.1%
2,818	Federal National Mortgage Association		4.00	07/01/10	2,708,270
1,899	Federal National Mortgage Association(d)		4.452	02/01/33	1,891,053
2,336	Federal National Mortgage Association(d)		4.486	03/01/33	2,320,443
853	Federal National Mortgage Association(d)		4.715	12/01/32	851,876
970	Federal National Mortgage Association(d)		4.839	12/01/32	972,655

1,179	Federal National Mortgage Association		4.98	07/01/33	1,176,137
326	Federal National Mortgage Association		6.50	06/01/16	334,085
2,309	Government National Mortgage Association		5.50	05/15/33	2,288,558
2,347	Government National Mortgage Association		6.00	10/15/33- 11/15/34	2,376,271
244	Government National Mortgage Association		7.00	07/15/33	254,193

	Total U.S. government mortgage backed securities				15,173,541

	U.S. GOVERNMENT TREASURY SECURITIES 0.6%
130	United States Treasury Notes		4.375	11/15/08	128,517
415	United States Treasury Notes		4.50	02/28/11	408,954

					537,471

	Total long-term investments (cost $76,321,365)				74,799,591

	SHORT-TERM INVESTMENTS 16.6%

	CORPORATE BONDS 8.8%
	Banking 0.7%
645	MBNA America Bank, Notes	Aa1	6.50	06/20/06	647,023

	Brokerage 0.3%
238	Bear Stearns Cos., Inc., Notes, M.T.N. (d)	A1	5.18	06/19/06	238,136

	Electric 2.5%
1,250	DTE Energy Co., Sr. Notes	Baa2	6.45	06/01/06	1,252,099
1,000	PSE&G Power LLC, Gtd. Notes	Baa1	6.875	04/15/06	1,000,694

					2,252,793

	Foods 1.1%
1,000	Tricon Global Restaurant, Sr. Notes	Baa3	8.50	04/15/06	1,001,358

	Insurance 1.1%
1,000	Hartford Financial Services Group, Inc., Sr. Notes	A3	2.375	06/01/06	995,803

	Media & Entertainment 1.4%
1,250	AOL Time Warner, Inc., Gtd. Notes	Baa2	6.125	04/15/06	1,250,422

	Non Captive Finance 1.2%
1,000	International Lease Finance Corp.	A1	2.95	05/23/06	997,351

	Tobacco 0.5%
400	Philip Morris Cos. Inc., Notes	Baa2	6.95	06/01/06	400,983

	Total corporate bonds (cost $8,041,400)				7,783,869

SHARES
	AFFILIATED MONEY MARKET MUTUAL FUND 7.8%

6,907,744	Dryden Core Investment Fund - Taxable Money Market Series(f)(cost $6,907,744)	$6,907,744

	Total short-term investments (cost $14,949,144)	14,691,613

	Total Investments) 100.9% (cost $91,270,509)(g)	89,491,204
	Liabilities in excess of other assets(h) (0.9%)	(770,049)

	Net Assets 100.0%	$88,721,155

*	The Fund’s current prospectus contains a description of Moody’s and Standard & Poor’s ratings.

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Segregated as collateral for financial futures contracts.
(b)	Standard & Poor’s rating.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at March 31, 2006.
(d)	Floating rate bond. The coupon is indexed to a floating interest rate. The rate shown is the rate at March 31, 2006.
(e)	Indicates a security that has been deemed illiquid.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.
(g)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of March 31, 2006 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Depreciation
$92,251,932	$37,571	$(2,798,299)	$(2,760,728)

The difference between book basis and tax basis was primarily attributable to difference in the treatment of premium and discount amortization for book and tax purposes.

(h)	Liabilities in excess of other assets includes unrealized appreciation on futures contracts as follow:

Open future contracts outstanding at March 31, 2006:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2006	Unrealized Appreciation
Short Positions:
96	U.S. Treasury 2 Yr. Notes	Jun. 2006	$19,599,688	$19,570,500	$29,188
47	U.S. Treasury 5 Yr. Notes	Jun. 2006	4,946,763	4,908,562	38,201

					$67,389

The following abbreviations are used in the portfolio descriptions:

IO – Interest Only

LP – Limited Partnership

LLC – Limited Liability Company

M.T.N. – Medium Term Note

DRYDEN SHORT-TERM CORPORATE BOND FUND, INC.

Schedule of Investments

as of March 31, 2006 (Unaudited)

Description	Moody’s Rating*	Interest Rate		Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 80.4%

ASSET BACKED SECURITIES 1.7%

American Express Credit Account Master Trust, Ser. 2004-4, Class C, 144A	Baa2	5.219	%(b)	3/15/12	$430	$432,083
American Express Credit Account Master Trust, Ser. 2004-C, Class C, 144A	Baa2	5.249	(b)	2/15/12	392	392,744
Citibank Credit Card Issuance Trust, Ser. 2000-A3, Class A3	Aaa	6.875		11/16/09	3,000	3,076,145
DaimlerChrysler Auto Trust, Ser. 2004-B, Class B	A2	3.89		1/8/11	600	579,017
Household Mortgage Loan Trust, Ser. 2004-HC1, Class M	Aa2	5.276	(b)	2/20/34	98	98,049
Marlin Leasing Receivables LLC., Ser. 2004-1A, Class A3, 144A	Aaa	3.36		6/15/07	1,000	995,040

						5,573,078

COLLATERALIZED MORTGAGE OBLIGATIONS 7.3%

Banc of America Commercial Mortgage Inc., Ser. 2004-4, Class A3	AAA(c)	4.128		7/10/42	2,800	2,698,091
Bear Stearns Commercial Mortgage Securities, Inc., Ser. 2004-T14, Class A2	Aaa	4.17		1/12/41	850	823,930
Deutsche Mortgage and Asset Receiving Corp., Ser. 1998-C1, Class B	Aaa	6.664		6/15/31	570	581,935
DLJ Commercial Mortgage Corp., Ser. 2000-CF1, Class A1B	AAA(c)	7.62		6/10/33	900	969,099
GE Capital Commercial Mortgage Corp., Ser. 2005-C3, Class A2	AAA(c)	4.853		7/10/45	1,575	1,545,068
GMAC Commercial Mortgage Securities, Inc., Ser. 2004-C3, Class A3	AAA(c)	4.207		12/10/41	1,000	962,463
Greenwich Capital Commercial Funding Corp., Ser. 2003-C1, Class A2	Aaa	3.285		7/5/35	2,500	2,356,350
GS Mortgage Secs. Corp. II, Ser. 1998-C1, Class B	AAA(c)	6.97		10/18/30	1,650	1,707,597
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2003-CB7, Class A2	Aaa	4.128		1/12/38	1,550	1,487,502
JP Morgan Chase Commercial Mortgage Securites Corp., Ser. 2005-LDP3, Class A2	Aaa	4.851		8/15/42	1,800	1,759,867
LB-UBS Commercial Mortgage Trust, Ser. 2005-C5, Class A2	AAA(c)	4.885		9/15/30	1,800	1,766,157
Merrill Lynch Mortgage Trust, Ser. 2005-CIP1, Class A2	Aaa	4.96		7/12/38	1,800	1,767,283
Morgan Stanley Capital I, Ser. 2005-HQ5, Class A2	AAA(c)	4.809		1/14/42	1,900	1,862,718
Salomon Brothers Mortgage Securities, Inc., Ser. 2001-C2, Class A2	Aaa	6.168		2/13/10	3,900	3,946,208

						24,234,268

CORPORATE BONDS 71.4%
Aerospace/Defense 1.3%
BAE Systems Holdings, Inc., Notes, 144A	Baa2	4.75		8/15/10	820	790,543
Goodrich Corp.	Baa3	7.50		4/15/08	1,210	1,255,285
Northrop Grumman Corp., Gtd. Notes	Baa2	7.125		2/15/11	340	362,051
Raytheon Co.	Baa3	6.00		12/15/10	482	491,440
Raytheon Co.	Baa3	6.15		11/1/08	463	471,848
Raytheon Co., Senior Notes	Baa3	6.55		3/15/10	800	829,423

						4,200,590

Automotive 2.2%
DaimlerChrysler North America Holding, Inc.	A3	4.05		6/4/08	3,315	3,212,241
DaimlerChrysler North America Holding, Inc.	A3	4.875		6/15/10	260	250,576
DaimlerChrysler North America Holding, Inc.	A3	5.875		3/15/11	1,275	1,269,281
DaimlerChrysler North America Holding, Inc.,
M.T.N.	A3	5.36	(b)	9/10/07	980	982,803
Equus Cayman Finance Ltd., Notes
(Cayman Island), 144A	Baa3	5.50		9/12/08	500	496,326
Johnson Controls, Inc.	Baa1	5.25		1/15/11	1,195	1,175,125

						7,386,352

Banking 6.0%
Bank of America Corp., Sub. Notes	Aa2	4.50		8/1/10	2,400	2,319,574
Bank of America Corp., Sub. Notes	Aa3	7.80		2/15/10	1,000	1,081,309
Citicorp, Inc., Sub. Notes, M.T.N.	Aa2	6.375		11/15/08	100	102,777
Citigroup, Inc.	Aa1	3.625		2/9/09	2,870	2,745,117
Citigroup, Inc.	Aa1	5.01	(b)	6/9/09	1,000	1,002,542
Citigroup, Inc., Senior Notes	Aa1	4.125		2/22/10	1,185	1,133,795
Credit Suisse First Boston	Aa3	3.875		1/15/09	800	769,980
Credit Suisse First Boston	Aa3	4.875		8/15/10	1,615	1,576,833
HSBC Bank USA, Senior Notes	Aa2	3.875		9/15/09	1,040	990,768
ICICI Bank, Ltd., Notes (Singapore), 144A	Baa3	5.75		11/16/10	440	434,097
JP Morgan Chase & Co.	Aa3	4.72	(b)	10/2/09	3,000	3,008,552
JP Morgan Chase & Co., Senior Notes	Aa3	5.25		5/30/07	800	798,742
JP Morgan Chase & Co., Sub. Notes	A1	6.75		2/1/11	500	525,608
MBNA America Bank	Aa1	4.625		8/3/09	445	435,957
PNC Funding Corp.	A3	6.125		2/15/09	400	407,251
Popular North America Inc., Notes	A3	5.20		12/12/07	670	666,177
Wells Fargo & Co., Senior Notes	Aa1	4.20		1/15/10	1,815	1,741,903

						19,740,982

Brokerage 4.2%
Bear Stearns Cos., Inc.	A1	2.875		7/2/08	970	920,450
Bear Stearns Cos., Inc.	A1	4.55		6/23/10	820	792,148
Goldman Sachs Group, Inc.	Aa3	3.875		1/15/09	1,285	1,238,487
Goldman Sachs Group, Inc.	Aa3	4.125		1/15/08	160	156,855
Goldman Sachs Group, Inc.	Aa3	5.00		1/15/11	1,640	1,605,034

Goldman Sachs Group, Inc.	Aa3	6.60		1/15/12	800	838,717
Lehman Brothers Holdings, Inc.	A1	3.95		11/10/09	1,955	1,860,297
Lehman Brothers Holdings, Inc.	A1	4.25		1/27/10	435	416,562
Merrill Lynch & Co., Inc., Notes	Aa3	4.25		2/8/10	4,055	3,893,541
Morgan Stanley Dean Witter	Aa3	3.875		1/15/09	1,080	1,039,131
Morgan Stanley Dean Witter	Aa3	4.00		1/15/10	1,160	1,102,172

						13,863,394

Building Materials & Construction 1.0%
American Standard, Inc.	Baa3	8.25		6/1/09	280	299,212
American Standard, Inc., Gtd. Notes	Baa3	7.625		2/15/10	160	168,882
DR Horton, Inc.	Baa3	5.00		1/15/09	1,000	978,032
Hanson PLC, Senior Unsub. (United Kingdom)	Baa1	7.875		9/27/10	620	671,201
RPM International, Inc., Senior Notes	Baa3	4.45		10/15/09	830	791,648
Ryland Group, Inc., Senior Notes	Baa3	5.375		6/1/08	500	494,965

						3,403,940

Cable 1.6%
Comcast Cable Communications, Inc.	Baa2	6.20		11/15/08	800	813,294
Comcast Cable Communications, Inc.	Baa2	8.375		5/1/07	670	690,621
Comcast Cable Communications, Inc., Senior Notes	Baa2	6.75		1/30/11	700	727,656
Comcast Corp.	Baa2	5.45		11/15/10	255	252,166
Cox Communications, Inc.	Baa3	3.875		10/1/08	585	560,285
Cox Communications, Inc.	Baa3	5.45	(b)	12/14/07	830	835,302
Cox Communications, Inc.	Baa3	6.75		3/15/11	390	399,995
Cox Communications, Inc.	Baa3	7.875		8/15/09	290	307,064
Cox Enterprises, 144A	Baa1	4.375		5/1/08	825	800,847

						5,387,230

Capital Goods 3.6%
Caterpillar Financial Services Corp.	A2	4.30		6/1/10	1,075	1,031,184
Caterpillar Financial Services Corp.	A2	4.35		3/4/09	335	326,424
Cendant Corp., Senior Notes	Baa1	6.25		1/15/08	1,685	1,704,698
Cooper Cameron Corp., Senior Notes	Baa1	2.65		4/15/07	830	802,618
ERAC USA Finance Co., 144A	Baa1	7.35		6/15/08	830	861,850
ERAC USA Finance Co., 144A	Baa1	8.00		1/15/11	180	197,179
ERAC USA Finance Co., Gtd. Notes, 144A	Baa1	5.30		11/15/08	185	183,987
FedEx Corp.	Baa2	3.50		4/1/09	1,000	950,033
Honeywell International, Inc.	A2	7.50		3/1/10	220	236,137
John Deere Capital Corp.	A3	4.50		8/22/07	600	593,632
John Deere Capital Corp.	A3	4.875		3/16/09	740	730,420
John Deere Capital Corp., M.T.N.	A3	4.125		1/15/10	1,200	1,146,822
Textron Financial Corp.	A3	4.60		5/3/10	895	864,802
Tyco International Group SA (Luxembourg)	Baa3	6.125		1/15/09	185	187,353
United Technologies Corp., Senior Notes	A2	4.375		5/1/10	1,550	1,495,297
Waste Management, Inc., Senior Notes	Baa3	6.50		11/15/08	540	553,851

						11,866,287

Chemicals 1.8%
Dow Chemical Co.	A3	5.00		11/15/07	400	397,980
Dow Chemical Co.	A3	5.75		12/15/08	990	1,002,200
ICI Wilmington, Inc., Gtd. Notes	Baa3	4.375		12/1/08	1,300	1,253,375

Lubrizol Corp., Notes	Baa3	5.875	12/1/08	1,000	1,007,347
Lubrizol Corp., Senior Notes	Baa3	4.625	10/1/09	500	484,432
Potash Corp. of Saskatchewan, Inc. (Canada)	Baa1	7.125	6/15/07	500	509,300
Praxair, Inc.	A3	6.625	10/15/07	500	509,909
Union Carbide Corp.	Ba2	6.70	4/1/09	800	811,491

					5,976,034

Consumer 0.2%
Fortune Brands Inc.	Baa2	5.125	1/15/11	555	543,575

Electrical Utilities 4.5%
Alabama Power Co., Series HH	A2	5.10	2/1/11	835	823,172
Appalachian Power Co.	Baa2	3.60	5/15/08	750	722,707
Appalachian Power Co., Senior Notes	Baa2	4.40	6/1/10	1,000	954,706
Consolidated Edison Co. of New York, Inc.,
Senior Notes	A1	4.70	6/15/09	660	648,359
Consumers Energy Co.	Baa3	4.25	4/15/08	1,000	975,262
Consumers Energy Co.	Baa3	4.40	8/15/09	710	683,844
Dominion Resources, Inc.	Baa1	4.75	12/15/10	385	369,844
Dominion Resources, Inc.	Baa1	5.687	5/15/08	510	510,906
DTE Energy Co.	Baa2	5.63	8/16/07	810	811,397
East Coast Power LLC, Senior Notes	Baa3	6.737	3/31/08	181	181,639
Empresa Nacional de Electricidad S.A., Bonds, Ser. B (Chile)	Ba1	8.50	4/1/09	460	493,293
FPL Group Capital, Inc.	A2	5.551	2/16/08	1,050	1,051,852
Pacific Gas & Electric Co.	Baa1	3.60	3/1/09	1,200	1,141,193
PacifiCorp., First Mortgage	A3	4.30	9/15/08	1,000	976,767
PPL Electric Utilities Corp.	A3	5.875	8/15/07	500	502,738
Progress Energy, Inc., Senior Notes	A2	4.50	6/1/10	705	679,434
Public Service Co. of Colorado, Collateral Trust, Ser. 14	A3	4.375	10/1/08	1,100	1,076,433
Puget Energy, Inc.	Baa2	3.363	6/1/08	750	718,436
Tampa Electric Co.	Baa2	5.375	8/15/07	1,100	1,098,197
Xcel Energy, Inc., Senior Notes	Baa1	3.40	7/1/08	620	593,199

					15,013,378

Energy – Integrated 0.5%
ConocoPhillips Co., Notes	A1	8.75	5/25/10	1,060	1,189,604
Union Oil Co. of California, Gtd. Notes	A1	7.35	6/15/09	310	329,342

					1,518,946

Energy – Other 0.9%
Burlington Resources Finance Co. (Canada)	A3	6.40	8/15/11	470	490,173
Delek & Avner Yam Tethys Ltd. (Israel), 144A(d)	Baa3	5.326	8/1/13	450	433,952
Ocean Energy, Inc.	Baa3	4.375	10/1/07	1,180	1,163,471
Valero Energy Corp., Senior Notes	Baa3	3.50	4/1/09	1,000	945,531

					3,033,127

Foods 4.1%
Anheuser-Busch Cos., Inc.	A1	5.125	10/1/08	143	142,752
Bunge Ltd. Finance Corp.	Baa2	4.375	12/15/08	1,500	1,456,400
Cadbury Schweppes US Finance LLC, Notes, 144A	Baa2	3.875	10/1/08	895	862,999

Cargill, Inc., Notes, 144A	A2	3.625	3/4/09	500	476,606
Diageo Capital PLC (United Kingdom)	A3	3.375	3/20/08	1,385	1,333,723
Diageo Capital PLC (United Kingdom)	A3	4.375	5/3/10	275	264,001
Fred Meyer, Inc.	Baa2	7.45	3/1/08	1,600	1,653,504
HJ Heinz Co., Notes, 144A	Baa1	6.428	12/1/08	530	539,365
Kellogg Co., Notes, Ser. B	Baa1	6.60	4/1/11	805	841,745
Kraft Foods, Inc.	A3	4.00	10/1/08	1,175	1,136,629
Kraft Foods, Inc., Notes	A3	5.25	6/1/07	1,400	1,397,087
Miller Brewing Co., 144A	Baa1	4.25	8/15/08	1,000	975,582
Safeway, Inc.	Baa2	4.125	11/1/08	520	501,992
Tricon Global Restaurants, Inc.	Baa3	8.875	4/15/11	330	371,705
Tricon Global Restaurants, Inc., Senior Notes	Baa3	7.65	5/15/08	500	521,234
Whitman Corp.	Baa1	6.375	5/1/09	895	919,140

					13,394,464

Foreign Government Bond 1.9%
Export-Import Bank of Korea (The) (South Korea), 144A	A3	4.125	2/10/09	1,530	1,477,264
Korea Development Bank, Notes (South Korea)	A3	4.75	7/20/09	1,210	1,182,705
Pemex Project Funding Master Trust	Baa1	7.875	2/1/09	1,070	1,124,570
Pemex Project Funding Master Trust	Baa1	8.50	2/15/08	750	786,000
Pemex Project Funding Master Trust	Baa1	8.85	9/15/07	950	992,750
Petrobras International Finance Co., Senior Notes (Cayman Islands)	A2	9.875	5/9/08	300	324,750
Petrobras International Finance Co., Senior Notes (Cayman Islands)	A2	9.75	7/6/11	320	375,200

					6,263,239

Gaming 1.1%
Harrah’s Operating Co., Inc., Gtd. Notes	Baa3	7.125	6/1/07	1,920	1,952,524
Harrah’s Operating Co., Inc., Gtd. Notes	Baa3	7.50	1/15/09	964	1,008,380
MGM Mirage, Inc., Gtd. Notes	Ba2	6.00	10/1/09	700	689,500

					3,650,404

Health Care & Pharmaceutical 3.2%
American Home Products Corp.	Baa1	6.95	3/15/11	520	551,311
Anthem, Inc.	Baa1	3.50	9/1/07	510	495,942
Baxter Finco (Netherlands), 144A	Baa1	4.75	10/15/10	830	803,527
Baxter International, Inc., Senior Unsec. Notes	Baa1	5.196	2/16/08	720	717,114
Genentech, Inc.	A1	4.40	7/15/10	1,500	1,445,490
Hospira, Inc., Notes	Baa3	4.95	6/15/09	670	658,804
Medtronic, Inc., Sr. Notes	A1	4.375	9/15/10	1,100	1,058,461
Quest Diagnostics, Inc.	Baa2	5.125	11/1/10	535	524,849
United Healthcare	A2	5.25	3/15/11	1,500	1,487,670
Wellpoint, Inc.	Baa1	5.00	1/15/11	1,330	1,300,084
Wellpoint, Inc., Notes	Baa1	4.25	12/15/09	1,000	960,263
Wyeth	Baa1	4.375	3/1/08	730	716,568

					10,720,083

Insurance 1.9%
American International Group, 144A	Aa2	4.70	10/1/10	2,000	1,935,548

ING Security Life Institutional Funding, 144A	Aa3	4.25	1/15/10	1,100	1,058,528
Marsh & McLennan Cos., Inc.	Baa2	3.625	2/15/08	500	482,475
Principal Life Income Funding Trust	Aa2	5.20	11/15/10	740	731,715
Travelers Property Casualty Corp., Senior Notes	A3	3.75	3/15/08	1,100	1,070,751
Unitrin Inc.	Baa1	5.75	7/1/07	910	911,423

					6,190,440

Lodging 0.8%
Carnival Corp., Gtd. Notes (Panama)	A3	3.75	11/15/07	1,155	1,125,787
P & O Princess Cruises Plc	A3	7.30	6/1/07	440	448,586
Royal Caribbean Cruises Ltd., Senior Notes (Liberia)	Ba1	8.00	5/15/10	1,000	1,069,344

					2,643,717

Media & Entertainment 1.0%
Chancellor Media Corp.	Baa3	8.00	11/1/08	820	860,785
News America Holdings, Inc.	Baa2	7.375	10/17/08	875	913,590
Time Warner, Inc., Gtd. Notes	Baa2	6.75	4/15/11	775	803,759
Viacom Inc.	Baa3	6.625	5/15/11	810	836,117

					3,414,251

Metals 0.5%
Alcan Aluminum Ltd. (Canada)	Baa1	6.25	11/1/08	815	831,389
BHP Billiton Finance USA Ltd. (Australia)	A1	5.00	12/15/10	825	811,084

					1,642,473

Non Captive Finance 8.0%
American Express Credit Corp.	Aa3	5.00	12/2/10	1,100	1,082,689
Berkshire Hathaway Finance Corp.	Aaa	4.125	1/15/10	1,100	1,051,976
Capital One Bank	A3	4.25	12/1/08	690	671,135
CIT Group, Inc., Senior Notes	A2	4.25	2/1/10	555	531,389
CIT Group, Inc., Senior Notes	A2	5.50	11/30/07	2,285	2,291,012
Countrywide Home Loans, Inc.	A3	4.125	9/15/09	500	477,913
Countrywide Home Loans, Inc.	A3	4.25	12/19/07	1,930	1,893,735
General Electric Capital Corp.	Aaa	3.75	12/15/09	1,600	1,513,886
General Electric Capital Corp.(a)	Aaa	4.00	6/15/09	1,100	1,059,400
General Electric Capital Corp., Notes Ser. M.T.N.	Aaa	4.875	10/21/10	3,325	3,257,053
General Electric Capital Corp., Notes, Ser. M.T.N.	Aaa	6.125	2/22/11	680	700,603
HSBC Finance Corp., M.T.N.	Aa3	4.125	3/11/08	805	787,757
HSBC Finance Corp.	Aa3	4.75	4/15/10	1,265	1,231,232
Household Finance Corp.	Aa3	4.125	12/15/08	1,000	969,548
Household Finance Corp.	Aa3	4.75	5/15/09	1,900	1,865,344
Household Finance Corp., M.T.N.	Aa3	4.125	11/16/09	1,300	1,245,262
International Lease Finance Corp.	A1	4.50	5/1/08	660	648,947
International Lease Finance Corp.	A1	4.75	7/1/09	700	684,051
International Lease Finance Corp., MTN	A1	5.45	3/24/11	630	625,069
International Lease Finance Corp., Senior Notes	A1	5.00	4/15/10	860	843,544
International Lease Finance Corp., Unsub. Notes	A1	3.50	4/1/09	30	28,430
Residential Capital Corp.	Baa3	6.00	2/22/11	870	863,052
Residential Capital Corp., Senior Unsec. Notes	Baa3	6.375	6/30/10	1,010	1,017,494
SLM Corp., M.T.N.	A2	3.625	3/17/08	1,235	1,194,895

					26,535,416

Paper 0.4%
International Paper Co.	Baa3	4.25		1/15/09	740	713,838
Weyerhaeuser Co.	Baa2	5.95		11/1/08	640	645,886

						1,359,724

Pipelines & Other 1.8%
Atmos Energy Corp.	Baa3	4.975	(b)	10/15/07	790	790,705
Atmos Energy Corp., Notes	Baa3	4.00		10/15/09	620	588,156
Duke Energy Field Services LLC, Notes	Baa2	7.875		8/16/10	1,315	1,427,370
Enterprise Products Operating LP, Senior Notes	Baa3	4.00		10/15/07	750	733,727
Enterprise Products Operating LP, Senior Notes	Baa3	4.625		10/15/09	720	695,788
Kinder Morgan (Canada)	Baa2	5.35		1/5/11	680	669,156
Oneok, Inc., Senior Unsec. Notes	Baa2	5.51		2/16/08	880	878,648
Sempra Energy, Senior Notes	Baa1	4.621		5/17/07	270	267,597

						6,051,147

Railroads 2.2%
Burlington Northern Santa FE Corp.	Baa2	6.75		7/15/11	705	743,403
Canadian National Railway Co. (Canada)	A3	4.25		8/1/09	720	696,456
CSX Corp.	Baa2	4.875		11/1/09	300	293,602
CSX Corp.	Baa2	7.45		5/1/07	1,100	1,121,732
CSX Corp.	Baa2	6.75		3/15/11	315	330,859
Norfolk Southern Corp., Senior Notes	Baa1	6.00		4/30/08	1,700	1,719,749
Union Pacific Corp.	Baa2	5.75		10/15/07	700	703,830
Union Pacific Corp.	Baa2	6.65		1/15/11	500	521,131
Union Pacific Corp., M.T.N.	Baa2	6.79		11/9/07	1,000	1,022,174

						7,152,936

Real Estate Investment Trust 3.0%
Archstone-Smith Trust	Baa1	5.00		8/15/07	875	870,258
Brandywine Oper Partners	Baa3	5.75		4/1/12	585	580,899
BRE Properties, Inc., Senior Notes	Baa2	4.875		5/15/10	700	680,648
Duke Realty LP	Baa1	3.50		11/1/07	800	778,040
EOP Operating LP	Baa2	4.65		10/1/10	575	550,051
EOP Operating LP	Baa2	6.763		6/15/07	500	507,627
EOP Operating LP	Baa2	6.80		1/15/09	1,000	1,030,066
EOP Operating LP, Senior Notes	Baa2	6.75		2/15/08	700	714,070
Equity One, Inc., Gtd. Notes	Baa3	3.875		4/15/09	500	473,957
ERP Operating LP	Baa1	4.75		6/15/09	650	636,554
IRT Property Co., Senior Notes	Baa3	7.25		8/15/07	370	379,322
Mack-Cali Realty LP, Notes	Baa2	7.25		3/15/09	785	815,367
Shurgard Storage Centers, Inc.	Baa3	7.625		4/25/07	750	757,652
Simon Property Group LP	Baa1	4.60		6/15/10	1,100	1,060,709

						9,835,220

Retail 3.5%
CVS Corp.	A3	4.00		9/15/09	1,175	1,120,864
Federated Department Stores, Inc., Senior Notes	Baa1	6.625		9/1/08	1,300	1,335,572
Gap, Inc. (The), Notes	Baa3	6.90		9/15/07	1,725	1,751,722
Home Depot, Inc. (The)	Aa3	5.20		3/1/11	1,895	1,882,910
JC Penney Co., Inc.	Baa3	7.375		8/15/08	300	311,474
May Department Stores Co., Notes	Baa1	3.95		7/15/07	1,425	1,395,225
Target Corp., Senior Unsec. Notes	A2	7.50		8/15/10	1,000	1,081,795
Wal-Mart Stores, Inc.	Aa2	4.125		7/1/10	2,855	2,726,622

						11,606,184

Sovereign 1.0%
Republic of South Africa (South Africa)	Baa1	9.125		5/19/09	700	768,250
United Mexican States (Mexico)	Baa1	9.875		2/1/10	2,225	2,536,500

						3,304,750

Technology 2.3%
Cisco Systems, Inc.	A1	5.25		2/22/11	610	604,794
Computer Assocs. International, Inc., Senior Notes, 144A	Ba1	5.25		12/1/09	1,150	1,119,400
Equifax, Inc., Notes	Baa1	4.95		11/1/07	1,040	1,031,751
First Data Corp., M.T.N.	A2	6.375		12/15/07	275	278,966
First Data Corp., Senior Notes	A2	4.50		6/15/10	1,000	961,112
Fiserv, Inc.	Baa2	4.00		4/15/08	650	627,759
Hewlett-Packard Co.	A3	5.50		7/1/07	500	499,930
Motorola, Inc., Notes	Baa2	4.608		11/16/07	750	741,596
Motorola, Inc., Senior Notes	Baa2	8.00		11/1/11	425	475,892
Oracle Corp and Ozark Holding, Inc., 144A	A3	5.00		1/15/11	1,135	1,108,549

						7,449,749

Telecommunications 6.9%
Alltel Corp.	A2	4.656		5/17/07	420	417,186
America Movil SA de CV (Mexico)	A3	5.265	(b)	4/27/07	1,000	1,002,000
AT&T Corp., Senior Notes	A2	9.05		11/15/11	325	351,328
AT&T, Inc.	A2	4.125		9/15/09	1,250	1,195,338
AT&T Wireless Services, Inc., Senior Notes	Baa2	7.50		5/1/07	400	409,091
AT&T Wireless Services, Inc., Senior Notes	Baa2	7.875		3/1/11	505	553,513
BellSouth Corp., Notes	A2	4.20		9/15/09	1,545	1,482,428
British Telecom PLC, Unsub. Notes (United Kingdom)	Baa1	7.00		5/23/07	950	965,402
CenturyTel Inc., Senior Notes	Baa2	4.628		5/15/07	1,000	989,091
Deutsche Telekom International Finance (Netherlands)	A3	8.00		6/15/10	1,890	2,058,276
Deutsche Telekom International Finance (Netherlands)	A3	3.875		7/22/08	1,210	1,172,709
GTE Corp.	Baa1	7.51		4/1/09	820	861,976
Koninklijke (Royal) KPN NV, Senior Unsub. Notes (Netherlands)	Baa2	8.00		10/1/10	575	617,194
SBC Communications, Inc.	Baa2	6.125		11/15/08	750	763,300
Sprint Capital Corp.	Baa2	6.375		5/1/09	590	604,129
Telecom Italia Capital SA (Luxembourg)	Baa2	4.00		11/15/08-1/15/10	2,150	2,056,424
TELUS Corp., Notes (Canada)	Baa2	7.50		6/1/07	1,488	1,521,624

Verizon Global Funding Corp.	A3	5.35		2/15/11	500	493,330
Verizon Global Funding Corp.	A3	6.125		6/15/07	3,000	3,026,408
Verizon Global Funding Corp.	A3	7.25		12/1/10	725	769,823
Vodafone Group PLC (United Kingdom)	A2	5.50		6/15/11	630	624,178
Vodafone Group PLC, Senior Notes (United Kingdom)	A2	7.75		2/15/10	750	803,716

						22,738,464

Tobacco
Philip Morris Cos., Inc.	Baa2	6.95		6/1/06	1,300	30,106

Total corporate bonds						235,916,602

Total long-term investments (cost $275,465,084)						265,723,948

SHORT-TERM INVESTMENTS 19.0%
CORPORATE BONDS 18.1%

Airlines 0.6%
Southwest Airlines Co.	Aa2	5.496		11/1/06	2,000	2,003,020

Automotive 2.9%
DaimlerChrysler North America Holding, Inc.	A3	6.40		5/15/06	1,860	1,862,297
DaimlerChrysler North America Holding, Inc., M.T.N.	A3	5.38	(b)	5/24/06	690	690,210
Ford Motor Co.	Ba3	8.875		4/1/06	1,000	999,959
Ford Motor Credit Co.	Ba2	6.50		1/25/07	3,005	2,993,497
General Motors Acceptance Corp., Notes	Ba1	6.125		2/1/07	3,205	3,155,523

						9,701,486

Banking 0.9%
Bank of America Corp., Sub. Notes	Aa3	8.50		1/15/07	1,200	1,228,066
Washington Mutual, Inc., Senior Notes	A3	5.625		1/15/07	1,000	1,001,781
Washington Mutual, Inc., Senior Notes	A3	7.50		8/15/06	700	705,901

						2,935,748

Brokerage 0.2%
Charles Schwab Corp., Senior Notes, M.T.N.	A2	6.21		5/1/06	500	500,515

Building Materials & Construction 0.2%
Masco Corp., 144A	Baa1	5.12	(b)	3/9/07	810	811,799

Cable 0.6%
Continental Cablevision, Inc., Senior Notes	Baa2	8.30		5/15/06	1,860	1,866,235

Capital Consumer 0.4%
Cendant Corp., Notes	Baa1	6.875		8/15/06	1,430	1,436,850

Capital Goods 0.7%
Tyco International Group SA (Luxembourg)	Baa3	5.80		8/1/06	1,370	1,371,618
Waste Management, Inc.	Baa3	7.00		10/15/06	1,000	1,008,710

						2,380,328

Electrical Utilities 3.1%
Commonwealth Edison Co.	Baa2	7.625		1/15/07	1,000	1,015,105
Dominion Resources, Inc., Senior Notes	Baa2	3.66		11/15/06	790	781,798
Duke Capital LLC, Senior Notes	Baa3	4.331		11/16/06	750	745,765
Energy East Corp.	Baa2	5.75		11/15/06	1,000	1,002,034
FirstEnergy Corp., Notes, Ser. A	Baa3	5.50		11/15/06	1,500	1,500,384
FPL Group Capital, Inc.	A2	4.086		2/16/07	1,500	1,484,123
NiSource, Inc.	Baa3	3.628		11/1/06	900	890,583
PSE&G Power, LLC	Baa1	6.875		4/15/06	1,585	1,586,099
TXU Corp., Notes	Ba1	4.446		11/16/06	1,000	992,885

						9,998,776

Energy – Other 0.3%
Burlington Resources Finance Co. (Canada)	A3	5.70		3/1/07	875	875,021

Foods 1.8%
General Mills, Inc.	Baa2	5.125		2/15/07	1,700	1,697,260
Kraft Foods, Inc., Notes	A3	4.625		11/1/06	2,250	2,241,940
Kroger, Inc., Senior Notes	Baa2	8.15		7/15/06	1,000	1,007,471
Tricon Global Restaurants, Inc., Senior Notes	Baa3	8.50		4/15/06	1,000	1,001,358

						5,948,029

Health Care & Pharmaceutical 1.0%
HCA, Inc., Notes	Ba2	7.125		6/1/06	1,900	1,904,644
Quest Diagnostics, Inc.	Baa2	6.75		7/12/06	1,350	1,354,834

						3,259,478

Insurance 0.4%
Allstate Corp.	A1	5.375		12/1/06	750	750,008
Hartford Financial Services Group, Inc., Senior Notes	A3	2.375		6/1/06	725	721,957

						1,471,965

Media & Entertainment 2.2%
British Sky Broadcasting PLC, Gtd. Notes (United Kingdom)	Baa2	7.30		10/15/06	1,000	1,009,130
Clear Channel Communications, Inc., Senior Notes	Baa3	6.00		11/1/06	790	791,909
Liberty Media Corp., Senior Notes	Ba1	6.41	(b)	9/17/06	751	754,072
Reed Elsevier Capital, Inc.	Baa1	6.125		8/1/06	800	802,119
Time Warner, Inc.	Baa2	6.125		4/15/06	1,900	1,900,641
Time Warner, Inc.	Baa2	8.11		8/15/06	1,000	1,009,289
Walt Disney Co., M.T.N.	A3	5.50		12/29/06	925	926,967

						7,194,127

Paper 0.4%
Boise Cascade Corp., M.T.N.	Ba2	7.45	6/19/06	1,000	1,003,100
Weyerhaeuser Co.	Baa2	6.125	3/15/07	203	203,906

					1,207,006

Pipelines & Other 0.3%
Panhandle Eastern Pipe Line Co., Senior Notes	Baa3	2.75	3/15/07	1,000	975,041

Railroads 0.3%
Union Pacific Corp.	Baa2	6.70	12/1/06	920	927,687

Technology 0.3%
Sun Microsystems, Inc., Senior Notes	Ba1	7.50	8/15/06	1,000	1,007,654

Telecommunications 1.1%
Citizens Communications Co.	Ba3	7.60	6/1/06	650	652,438
Sprint Capital Corp., Gtd. Notes	Baa2	4.78	8/17/06	1,000	997,939
Telecomunicaciones de Puerto Rico, Inc., Gtd. Notes (Puerto Rico)	Baa1	6.65	5/15/06	2,090	2,092,642

					3,743,019

Tobacco 0.4%
Altria Group, Inc.	Baa2	6.95	6/1/06	1,300	1,303,194

Total corporate bonds					59,546,978

				Shares
MUTUAL FUND 0.9%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost $3,075,627)(e)				3,075,627	3,075,627

Total short-term investments (cost $65,260,466)					62,622,605

Total Investments 99.4% (cost $340,725,550)(f)					328,346,553
Other assets in excess of liabilities(g) 0.6%					2,107,368

Total Net Assets 100.0%					$330,453,921

*	The Fund’s current Prospectus contains a description of Moody’s and Standard & Poor’s ratings.

144A - Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Segregated as collateral for financial future contracts.
(b)	Floating rate bond. The coupon is indexed to a floating interest rate. The rate shown is the rate in effect at March 31, 2006.
(c)	Standard & Poor’s rating.
(d)	Indicates a restricted security; the aggregate cost of the restricted security is $449,700. The aggregate value $433,952 is approximately 0.1%of net assets.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(f)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of March 31, 2006 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$355,969,024	$101,694	$(27,724,165)	$(27,622,471)

The difference between book basis and tax basis was primary attributable to deferred losses on wash sales and differences in the treatment of discount amortization for book and tax purposes.

(g)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) of financial futures and credit default swap agreements as follows:

Details of open financial futures contracts at March 31, 2006:

Number of Contracts	Type	Expiration Date	Current Value	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Positions
399	U.S. T-Notes 5 yr	June 06	$41,670,563	$41,858,627	$(188,064)
	Short Positions
12	U.S. T-Notes 2 yr	June 06	2,446,313	2,446,298	(15)

					$(188,079)

Details of the credit default swap agreements outstanding as of March 31, 2006:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation
Barclays Bank PLC	3/20/2011	$1,000	0.82%	CDS	$9,753
Morgan Stanley Capital Services	12/20/2009	830	0.60%	RPM International, Inc.	70

					$9,823

(1)	The Fund receives the fixed rate and pays the counterparty in the event that the underlying bond defaults.
(2)	The Fund pays a fixed rate and receives par from the counterparty in the event that the underlying bond defaults.

LP-Limited Partnership

LLC-Limited Liability Company

M.T.N. - Medium Term Note

Notes to Schedule of Investments (unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty dates are valued at current market quotations.

The portfolio invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Short Term Bond Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer
Date May 30, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 30, 2006

*	Print the name and title of each signing officer under his or her signature.